                                   SSgA FUNDS

                        SUPPLEMENT DATED JANUARY 5, 2005

                                TO THE SSGA FUNDS
                       PROSPECTUS DATED DECEMBER 20, 2004

Information in the Prospectus section entitled "Risk and Return" is hereby amended as follows for the Funds noted below:

SPECIAL EQUITY FUND - Annual Total Returns - Worst Quarter - September 30, 2001:
(31.61%)

IAM SHARES FUND - Annual Total Returns - Year-to-Date - September 30, 2004:
(0.41%)

LIFE SOLUTIONS GROWTH FUND - Annual Total Returns - Worst Quarter - September 30, 2002: (13.96%)

CORE OPPORTUNITIES FUND - Average Annual total Returns is amended to read as follows:

                                             Average Annual Total Returns

                                       For the Periods Ended December 31, 2003:


Core Opportunities Fund                           1 Year       5 Years      10 Years*

Return Before Taxes                                21.67%       (1.11%)      10.57%

Return After Taxes on Distributions                21.51%       (1.59%)       9.48%

Return After Taxes on Distributions
and Sale of Fund Shares                            14.07%       (0.89%)       8.76%
-----------------------------------------------------------------------------------
S&P 500(R) Index                                   28.68%       (0.57%)      11.07%

* The returns would have been lower without the contractual expense reimbursement.

US TREASURY MONEY MARKET FUND - Average Annual Total Returns is amended to read as follows:

                                             Average Annual Total Returns

                                       For the Periods Ended December 31, 2003:


                                                  1 Year       5 Years*     10 Years*
US Treasury Money Market Fund                      0.94%         3.43%        4.28%
-----------------------------------------------------------------------------------
Citigroup 3-Month Treasury Bill                    1.07%         3.50%        4.29%


* The returns would have been lower without the contractual expense reimbursement.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE